UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2023
Equity Index 500 Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Equity Index 500 Portfolio
HIGHLIGHTS
Led by a relatively small group of high-growth, technology-oriented mega-cap companies, large-cap U.S. stocks surged in 2023. The
Equity Index 500 Portfolio modestly lagged its benchmark, the S&P 500 Index, primarily due to expenses.
Most sectors in the S&P 500 Index produced positive returns in 2023. Information technology and communication services stocks were some of our largest absolute contributors. Utilities and energy were the only sectors to generate negative returns in the portfolio.
The portfolio offers broad exposure to different sectors of the U.S. stock market, and its sector allocations are consistent with those of the benchmark. As such, changes in the portfolio’s sector diversification and other overall characteristics reflect changes in the compo-
sition of the S&P 500 Index.
The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best in the period ahead but, rather, to replicate the structure of the S&P 500 Index and closely track its performance.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Equity Index 500 Portfolio
Market Commentary

Dear Investor
Global stock and bond indexes were broadly positive during
2023 as most economies managed to avoid the recession
that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial
intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling
interest rates.
For the 12-month period, the technology-oriented Nasdaq
Composite Index rose about 43%, reaching a record
high and producing the strongest result of the major
benchmarks. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
markets counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer
discretionary sectors were all lifted by the tech rally and
recorded significant gains. A small group of tech-oriented
mega-cap companies helped drive much of the market’s
advance. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and
the energy sector also lost ground amid declining oil prices.
The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-
performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 4.9% in the third quarter, the highest since
the end of 2021. Corporate fundamentals were also broadly
supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the
third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a
sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged
by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50%
in July, the highest level since March 2001, and at its final meeting of the year in December, the central bank indicated
that there could be three 25-basis-point rate cuts in 2024.
The yield of the benchmark 10-year U.S. Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling back to 3.88% by period-end, the same
level where it started the year, amid cooler-than-expected
inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields.
Investment-grade and high yield corporate bonds produced
solid returns, supported by the higher coupons that have
become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Index 500 Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S.
stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Equity Index 500 Portfolio returned 25.80% versus 26.29%
for its benchmark, the S&P 500 Index. The portfolio’s
performance tends to slightly lag that of the index due to
operating and management expenses. ( Past performance
cannot guarantee future results .)
What factors influenced the fund’s performance?
Most sectors in the S&P 500 Index produced positive returns
in 2023. Led by a relatively small group of high-growth,
technology-oriented mega-cap companies, large-cap U.S.
stocks surged in 2023. Generally favorable corporate earnings, a resilient economy, and increased investor interest in artificial intelligence (AI) provided a favorable backdrop for U.S.
equities.
Within our portfolio, information technology stocks
contributed the most in absolute terms. Semiconductors,
software, and hardware companies were among the best
performers in the portfolio, with bellwethers NVIDIA,
Microsoft, and Apple performing particularly well. Shares of these giants soared with other technology names, as the sector was driven by demand for companies poised to benefit from
AI. Also, the prospects of lower interest rates in 2024 gave growth stocks an additional boost at the end of the year.
Falling interest rates help high-growth companies by
increasing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The communication services sector also exhibited positive
returns. The interactive media and services segment
contributed the most to absolute results, as Facebook parent company Meta Platforms generated robust returns during the
year. The stock surged with other mega-cap tech names as
investors were bullish on broader economic growth as well as the profit potential of AI adoption and advancements. The
entertainment segment also performed well. Shares of
streaming service provider Netflix rose for much of the year, buoyed by solid corporate earnings. Near the end of the year, shares benefited from the announcement of large price
increases for the company’s Basic and Premium subscription
plans.
Conversely, utilities shares declined for the 12-month period.
Rising interest rates for most of the year pressured the utilities sector, as the relatively high dividend payments that utilities companies typically offer become less attractive to investors as bond yields climb. Within our portfolio, electric utilities
companies performed worst; NextEra Energy, the largest utility company by market value in the U.S., was particularly weak.
Shares sold off meaningfully during the year as yield-seeking investors rotated out of the stock and rising rates led to
increased borrowing costs for providers of clean energy.
The energy sector also declined during the 12-month period;
oil, gas, and consumable fuels companies were the worst
performers. Energy giants Chevron and ExxonMobil were
notable detractors in the sector as both companies faced
headwinds throughout the year. Generally lower oil prices in
2023 weighed on shares, as did the large acquisitions of smaller energy sector firms—Chevron acquired Hess, while
ExxonMobil bought Pioneer Natural Resources—later in the
year.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Equity Index 500 Portfolio 7.83% 25.80%
S&P 500 Index 8.04 26.29
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Information Technology 27.8% 28.4%
Financials 12.3  12.8
Health Care 13.3  12.5
Consumer Discretionary 10.6  10.8
Industrials and Business Services 8.5  8.9
Communication Services 8.3  8.5
Consumer Staples 6.6  6.1
Energy 4.1  3.8
Real Estate 2.5  2.5
Materials 2.5  2.4
Utilities 2.5  2.3
Other and Reserves 1.0  1.0
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Equity Index 500 Portfolio

How is the fund positioned?
The Equity Index 500 Portfolio, which tends to closely track its benchmark, offers broad exposure to different sectors of the
U.S. stock market, and its sector allocations are consistent with those of the benchmark. As such, changes in the portfolio’s
sector diversification and other overall characteristics reflect changes in the composition of the S&P 500 Index, rather than strategic shifts that are typical of an actively managed fund.
Since the portfolio is designed to track its index, it lacks the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining. The portfolio’s expenses are generally low, which allows investors to retain more of
their returns.
As a reminder, the T. Rowe Price Equity Index 500 Portfolio is designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to
large-cap U.S. stocks. The portfolio could serve as a core
holding in an investor’s portfolio, as it offers attributes that many investors will find appealing. The portfolio intends to be diversified in approximately the same proportion as the index it tracks is diversified. (Diversification cannot assure a profit or protect against loss in a declining market.)
What is portfolio management’s outlook?
Continued trends in disinflation, alongside a handful of
benign jobs reports, have widened the runway for an economic soft landing. The Federal Reserve’s dovish pivot in
December—and implied rate cut cadence—has encouraged
risk-on behavior as the probability of a recession continues to decline. We believe equity returns are likely to be more
subdued in 2024; an additional move higher will likely hinge on the ability of companies to demonstrate meaningful
earnings and free cash flow growth following the significant move up in the last 12 months, which was aided in large part by multiple expansion.
The trajectories of the economy, corporate earnings, and
interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change
without warning. Our main task is not to determine which
stocks or sectors may perform best in the period ahead but,
rather, to replicate the structure of the S&P 500 Index. Our intention is to provide you with broad exposure to large-cap
U.S. stocks and to closely track the index’s performance.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Equity Index 500 Portfolio

Risks of Investing in the Equity Index 500
Portfolio
Common stocks generally fluctuate in value more than bonds
and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and
falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.
Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies,
larger companies may not be able to attain the high growth
rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less
capable of responding quickly to competitive challenges and
industry changes and may suffer sharper price declines as a
result of earnings disappointments.
Because the portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are
generally not reallocated based on changes in market
conditions or outlook for a specific security, industry, or
market sector. As a result, the portfolio’s performance may lag the performance of actively managed funds.
The returns of the portfolio are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the portfolio incurs fees and transaction
expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the portfolio is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of
purchases and redemptions of shares.
BENCHMARK INFORMATION
Note: The S&P 500 Index is a product of S&P Dow Jones
Indices LLC, a division of S&P Global, or its affiliates
(“SPDJI”) and has been licensed for use by T. Rowe Price.
Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P
Global (“S&P”); Dow Jones
®
is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”); T. Rowe Price
is not sponsored, endorsed, sold or promoted by SPDJI, Dow
Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Apple 7.0%
Microsoft 6.9
Alphabet 3.7
Amazon.com 3.4
NVIDIA 3.0
Meta Platforms 1.9
Tesla 1.7
Berkshire Hathaway 1.6
JPMorgan Chase 1.2
Broadcom 1.2
UnitedHealth Group 1.2
Eli Lilly 1.2
Visa 1.0
Exxon Mobil 1.0
Johnson & Johnson 0.9
Mastercard 0.9
Home Depot 0.9
Procter & Gamble 0.9
Costco Wholesale 0.7
Merck 0.7
AbbVie 0.7
Adobe 0.7
Chevron 0.7
Salesforce 0.6
Advanced Micro Devices 0.6
Total 44.3%
Note: The information shown does not reflect any exchange-traded funds
(ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Index 500 Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.
Equity Index 500 Portfolio
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Equity Index 500 Portfolio
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Equity Index 500 Portfolio 25.80% 15.26% 11.59%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Total returns do not include charges imposed by your insurance company’s separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns.
Beginning
Account
Value
7/1/23
Ending
Account
Value
12/31/23
Expenses
Paid During
Period*
7/1/23 to
12/31/23
Actual $1,000.00 $1,078.30 $2.04
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,023.24   1.99
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.39%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Equity Index 500 Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 25.12 $ 31.37 $ 25.07 $ 22.96 $ 17.99
Investment activities
Net investment income
(1)(2)
0.36 0.33 0.28 0.37 0.35
Net realized and unrealized gain/loss 6.09 (6.11) 6.75 3.68 5.19
Total from investment activities 6.45 (5.78) 7.03 4.05 5.54
Distributions
Net investment income (0.36) (0.33) (0.29) (0.37) (0.38)
Net realized gain (0.12) (0.14) (0.44) (1.57) (0.19)
Total distributions (0.48) (0.47) (0.73) (1.94) (0.57)
NET ASSET VALUE
End of period $ 31.09 $ 25.12 $ 31.37 $ 25.07 $ 22.96
Ratios/Supplemental Data
Total return
(2)(3)
25.80% (18.43)% 28.20% 18.02% 31.01%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.40% 0.39% 0.41% 0.40% 0.40%
Net expenses after waivers/payments by Price
Associates 0.39% 0.38% 0.40% 0.39% 0.39%
Net investment income 1.28% 1.23% 0.97% 1.61% 1.69%
Portfolio turnover rate 14.4% 12.9% 9.5% 16.1% 12.0%
Net assets, end of period (in thousands) $ 28,541 $ 23,508 $ 29,530 $ 22,667 $ 22,419
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Index 500 Portfolio
December 31, 2023

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.1%
COMMUNICATION SERVICES 8.6%
Diversified Telecommunication
Services 0.7%
AT&T  5,028 84
Verizon Communications  2,961 112
196
Entertainment 1.2%
Electronic Arts  174 24
Live Nation Entertainment  (1) 103 10
Netflix  (1) 309 151
Take-Two Interactive Software  (1) 114 18
Walt Disney  1,289 116
Warner Bros Discovery  (1) 1,593 18
337
Interactive Media & Services 5.8%
Alphabet, Class A  (1) 4,175 583
Alphabet, Class C  (1) 3,514 495
Match Group  (1) 199 7
Meta Platforms, Class A  (1) 1,567 555
1,640
Media 0.7%
Charter Communications, Class A  (1) 71 28
Comcast, Class A  2,828 124
Fox, Class A  182 6
Fox, Class B  96 3
Interpublic Group  281 9
News, Class A  284 7
News, Class B  86 2
Omnicom Group  141 12
Paramount Global, Class B  359 5
196
Wireless Telecommunication
Services 0.2%
T-Mobile U.S.  358 57
57
Total Communication Services 2,426
CONSUMER
DISCRETIONARY 10.7%
Automobile Components 0.1%
Aptiv (1) 196 18
BorgWarner  165 6
24
Automobiles 1.9%
Ford Motor  2,753 34
General Motors  976 35
Tesla  (1) 1,952 485
554
Broadline Retail 3.5%
Amazon.com (1) 6,418 975
eBay  367 16
Etsy  (1) 88 7
998
Shares/Par $ Value
(Cost and value in $000s)
‡
Distributors 0.1%
Genuine Parts  99 14
LKQ  195 9
Pool  27 11
34
Hotels, Restaurants & Leisure 2.2%
Airbnb, Class A  (1) 304 41
Booking Holdings  (1) 25 89
Caesars Entertainment  (1) 157 7
Carnival  (1) 716 13
Chipotle Mexican Grill  (1) 19 44
Darden Restaurants  85 14
Domino's Pizza  24 10
Expedia Group  (1) 94 14
Hilton Worldwide Holdings  179 33
Las Vegas Sands  269 13
Marriott International, Class A  176 40
McDonald's  512 152
MGM Resorts International  191 9
Norwegian Cruise Line Holdings  (1) 317 6
Royal Caribbean Cruises  (1) 170 22
Starbucks  804 77
Wynn Resorts  68 6
Yum! Brands  196 26
616
Household Durables 0.4%
DR Horton  214 32
Garmin  105 13
Lennar, Class A  178 27
Mohawk Industries  (1) 39 4
NVR  (1) 2 14
PulteGroup  154 16
Whirlpool  40 5
111
Leisure Products 0.0%
Hasbro  97 5
5
Specialty Retail 2.0%
AutoZone (1) 13 34
Bath & Body Works  162 7
Best Buy  137 11
CarMax  (1) 115 9
Home Depot  705 244
Lowe's  406 90
O'Reilly Automotive  (1) 42 40
Ross Stores  242 33
TJX  805 75
Tractor Supply  77 17
Ulta Beauty  (1) 35 17
577
Textiles, Apparel & Luxury
Goods 0.5%
Lululemon Athletica  (1) 82 42
NIKE, Class B  862 93
Ralph Lauren  30 4
Tapestry  162 6

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
VF  245 5
150
Total Consumer Discretionary 3,069
CONSUMER STAPLES 6.1%
Beverages 1.5%
Brown-Forman, Class B  133 8
Coca-Cola  2,742 162
Constellation Brands, Class A  115 28
Keurig Dr Pepper  702 23
Molson Coors Beverage, Class B  136 8
Monster Beverage  (1) 517 30
PepsiCo  969 164
423
Consumer Staples Distribution &
Retail 1.8%
Costco Wholesale  312 206
Dollar General  157 21
Dollar Tree  (1) 145 21
Kroger  474 22
Sysco  360 26
Target  324 46
Walgreens Boots Alliance  510 13
Walmart  1,006 159
514
Food Products 0.9%
Archer-Daniels-Midland  380 27
Bunge Global  106 11
Campbell Soup  143 6
Conagra Brands  349 10
General Mills  414 27
Hershey  104 19
Hormel Foods  211 7
J M Smucker  77 10
Kellanova  192 11
Kraft Heinz  573 21
Lamb Weston Holdings  102 11
McCormick  183 13
Mondelez International, Class A  957 69
Tyson Foods, Class A  205 11
253
Household Products 1.2%
Church & Dwight  175 16
Clorox  85 12
Colgate-Palmolive  577 46
Kimberly-Clark  236 29
Procter & Gamble  1,662 244
347
Personal Care Products 0.2%
Estee Lauder, Class A  166 24
Kenvue  1,203 26
50
Tobacco 0.5%
Altria Group  1,241 50
Shares/Par $ Value
(Cost and value in $000s)
‡
Philip Morris International  1,093 103
153
Total Consumer Staples 1,740
ENERGY 3.9%
Energy Equipment & Services 0.4%
Baker Hughes  702 24
Halliburton  624 23
Schlumberger  1,004 52
99
Oil, Gas & Consumable Fuels 3.5%
APA  224 8
Chevron  1,237 184
ConocoPhillips  835 97
Coterra Energy  545 14
Devon Energy  460 21
Diamondback Energy  128 20
EOG Resources  409 49
EQT  295 11
Exxon Mobil  2,825 282
Hess  193 28
Kinder Morgan  1,349 24
Marathon Oil  411 10
Marathon Petroleum  266 39
Occidental Petroleum  471 28
ONEOK  408 29
Phillips 66  309 41
Pioneer Natural Resources  164 37
Targa Resources  161 14
Valero Energy  243 32
Williams  851 30
998
Total Energy 1,097
FINANCIALS 12.9%
Banks 3.2%
Bank of America  4,852 164
Citigroup  1,345 69
Citizens Financial Group  339 11
Comerica  93 5
Fifth Third Bancorp  472 16
Huntington Bancshares  1,029 13
JPMorgan Chase  2,039 347
KeyCorp  683 10
M&T Bank  119 16
PNC Financial Services Group  280 43
Regions Financial  674 13
Truist Financial  934 35
U.S. Bancorp  1,093 47
Wells Fargo  2,559 126
Zions Bancorp  110 5
920
Capital Markets 3.0%
Ameriprise Financial  72 27
Bank of New York Mellon  547 29
BlackRock  98 80
Blackstone  499 65

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Cboe Global Markets  75 13
Charles Schwab  1,047 72
CME Group  252 53
FactSet Research Systems  26 12
Franklin Resources  207 6
Goldman Sachs Group  229 88
Intercontinental Exchange  401 52
Invesco  334 6
MarketAxess Holdings  27 8
Moody's  111 43
Morgan Stanley  890 83
MSCI  56 32
Nasdaq  248 15
Northern Trust  149 13
Raymond James Financial  135 15
S&P Global  229 101
State Street  219 17
T. Rowe Price Group  (2) 159 17
847
Consumer Finance 0.5%
American Express  404 76
Capital One Financial  271 36
Discover Financial Services  179 20
Synchrony Financial  300 11
143
Financial Services 4.1%
Berkshire Hathaway, Class B  (1) 1,283 457
Fidelity National Information Services  413 25
Fiserv  (1) 421 56
FleetCor Technologies  (1) 49 14
Global Payments  186 24
Jack Henry & Associates  52 8
Mastercard, Class A  583 249
PayPal Holdings  (1) 757 46
Visa, Class A  1,125 293
1,172
Insurance 2.1%
Aflac  371 31
Allstate  182 25
American International Group  500 34
Aon, Class A  140 41
Arch Capital Group  (1) 268 20
Arthur J Gallagher  151 34
Assurant  38 6
Brown & Brown  171 12
Chubb  286 65
Cincinnati Financial  114 12
Everest Group  31 11
Globe Life  59 7
Hartford Financial Services Group  214 17
Loews  133 9
Marsh & McLennan  346 66
MetLife  443 29
Principal Financial Group  155 12
Progressive  412 66
Prudential Financial  258 27
Travelers  163 31
Shares/Par $ Value
(Cost and value in $000s)
‡
W R Berkley  146 10
Willis Towers Watson  74 18
583
Total Financials 3,665
HEALTH CARE 12.4%
Biotechnology 2.0%
AbbVie  1,244 193
Amgen  376 108
Biogen  (1) 103 27
Gilead Sciences  876 71
Incyte  (1) 135 8
Moderna  (1) 236 23
Regeneron Pharmaceuticals  (1) 76 67
Vertex Pharmaceuticals  (1) 182 74
571
Health Care Equipment &
Supplies 2.5%
Abbott Laboratories  1,221 134
Align Technology  (1) 51 14
Baxter International  350 14
Becton Dickinson & Company  203 50
Boston Scientific  (1) 1,028 59
Cooper  34 13
DENTSPLY SIRONA  158 6
Dexcom  (1) 270 34
Edwards Lifesciences  (1) 432 33
GE HealthCare Technologies  280 22
Hologic  (1) 174 12
IDEXX Laboratories  (1) 58 32
Insulet  (1) 48 10
Intuitive Surgical  (1) 247 83
Medtronic  936 77
ResMed  106 18
STERIS  71 16
Stryker  238 71
Teleflex  33 8
Zimmer Biomet Holdings  150 18
724
Health Care Providers &
Services 2.8%
Cardinal Health  171 17
Cencora  116 24
Centene  (1) 380 28
Cigna Group  205 62
CVS Health  903 71
DaVita  (1) 39 4
Elevance Health  165 78
HCA Healthcare  138 37
Henry Schein  (1) 95 7
Humana  86 39
Laboratory Corp. of America Holdings  60 14
McKesson  94 44
Molina Healthcare  (1) 41 15
Quest Diagnostics  82 11
UnitedHealth Group  653 344

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Universal Health Services, Class B  44 7
802
Life Sciences Tools & Services 1.4%
Agilent Technologies  204 28
Bio-Rad Laboratories, Class A  (1) 15 5
Bio-Techne  115 9
Charles River Laboratories
International  (1) 37 9
Danaher  463 107
Illumina  (1) 110 15
IQVIA Holdings  (1) 128 30
Mettler-Toledo International  (1) 16 19
Revvity  88 10
Thermo Fisher Scientific  273 145
Waters  (1) 43 14
West Pharmaceutical Services  52 18
409
Pharmaceuticals 3.7%
Bristol-Myers Squibb  1,430 73
Catalent  (1) 134 6
Eli Lilly  562 328
Johnson & Johnson  1,697 266
Merck  1,787 195
Pfizer  3,977 114
Viatris  857 9
Zoetis  323 64
1,055
Total Health Care 3,561
INDUSTRIALS & BUSINESS
SERVICES 9.0%
Aerospace & Defense 1.6%
Axon Enterprise  (1) 51 13
Boeing  (1) 400 104
General Dynamics  158 41
Howmet Aerospace  280 15
Huntington Ingalls Industries  29 8
L3Harris Technologies  136 29
Lockheed Martin  155 70
Northrop Grumman  100 47
RTX  1,012 85
Textron  142 11
TransDigm Group  39 40
463
Air Freight & Logistics 0.5%
CH Robinson Worldwide  85 7
Expeditors International of Washington  102 13
FedEx  162 41
United Parcel Service, Class B  509 80
141
Building Products 0.5%
A.O. Smith  87 7
Allegion  64 8
Builders FirstSource  (1) 88 15
Carrier Global  587 34
Johnson Controls International  475 27
Masco  159 10
Shares/Par $ Value
(Cost and value in $000s)
‡
Trane Technologies  163 40
141
Commercial Services &
Supplies 0.6%
Cintas  60 36
Copart  (1) 625 31
Republic Services  146 24
Rollins  201 9
Veralto  157 13
Waste Management  258 46
159
Construction & Engineering 0.1%
Quanta Services  105 23
23
Electrical Equipment 0.6%
AMETEK  161 27
Eaton  280 67
Emerson Electric  406 40
Generac Holdings  (1) 46 6
Hubbell  38 12
Rockwell Automation  83 26
178
Ground Transportation 1.1%
CSX  1,386 48
JB Hunt Transport Services  59 12
Norfolk Southern  159 37
Old Dominion Freight Line  64 26
Uber Technologies  (1) 1,449 89
Union Pacific  430 106
318
Industrial Conglomerates 1.0%
3M  386 42
General Electric  766 98
Honeywell International  464 97
Roper Technologies  75 41
278
Machinery 1.8%
Caterpillar  359 106
Cummins  101 24
Deere  188 75
Dover  100 15
Fortive  252 19
IDEX  52 11
Illinois Tool Works  192 50
Ingersoll Rand  290 23
Nordson  40 11
Otis Worldwide  286 26
PACCAR  367 36
Parker-Hannifin  92 42
Pentair  118 9
Snap-on  39 11
Stanley Black & Decker  112 11
Westinghouse Air Brake Technologies  128 16
Xylem  173 20
505

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Passenger Airlines 0.2%
American Airlines Group  (1) 465 6
Delta Air Lines  447 18
Southwest Airlines  424 12
United Airlines Holdings  (1) 235 10
46
Professional Services 0.7%
Automatic Data Processing  289 67
Broadridge Financial Solutions  83 17
Ceridian HCM Holding  (1) 113 8
Equifax  85 21
Jacobs Solutions  91 12
Leidos Holdings  98 11
Paychex  231 27
Paycom Software  36 7
Robert Half  77 7
Verisk Analytics  103 25
202
Trading Companies &
Distributors 0.3%
Fastenal  399 26
United Rentals  48 28
WW Grainger  32 26
80
Total Industrials & Business Services 2,534
INFORMATION
TECHNOLOGY 28.3%
Communications Equipment 0.8%
Arista Networks  (1) 176 41
Cisco Systems  2,853 144
F5  (1) 42 8
Juniper Networks  229 7
Motorola Solutions  118 37
237
Electronic Equipment, Instruments
& Components 0.6%
Amphenol, Class A  419 42
CDW  93 21
Corning  550 17
Jabil  91 12
Keysight Technologies  (1) 123 20
TE Connectivity  222 31
Teledyne Technologies  (1) 34 15
Trimble  (1) 177 9
Zebra Technologies, Class A  (1) 38 10
177
IT Services 1.2%
Accenture, Class A  442 155
Akamai Technologies  (1) 108 13
Cognizant Technology Solutions,
Class A  350 26
EPAM Systems  (1) 39 12
Gartner  (1) 55 25
International Business Machines  642 105
Shares/Par $ Value
(Cost and value in $000s)
‡
VeriSign  (1) 63 13
349
Semiconductors & Semiconductor
Equipment 8.0%
Advanced Micro Devices  (1) 1,138 168
Analog Devices  350 70
Applied Materials  588 95
Broadcom  310 346
Enphase Energy  (1) 94 12
First Solar  (1) 76 13
Intel  2,970 149
KLA  95 55
Lam Research  93 73
Microchip Technology  379 34
Micron Technology  772 66
Monolithic Power Systems  35 22
NVIDIA  1,744 864
NXP Semiconductors  184 42
ON Semiconductor  (1) 308 26
Qorvo  (1) 70 8
QUALCOMM  784 113
Skyworks Solutions  115 13
Teradyne  110 12
Texas Instruments  640 109
2,290
Software 10.5%
Adobe (1) 321 191
ANSYS  (1) 60 22
Autodesk  (1) 149 36
Cadence Design Systems  (1) 191 52
Fair Isaac  (1) 18 21
Fortinet  (1) 453 27
Gen Digital  402 9
Intuit  197 123
Microsoft  5,247 1,973
Oracle  1,120 118
Palo Alto Networks  (1) 219 65
PTC  (1) 86 15
Salesforce  (1) 686 181
ServiceNow  (1) 145 102
Synopsys  (1) 109 56
Tyler Technologies  (1) 31 13
3,004
Technology Hardware, Storage &
Peripherals 7.2%
Apple  10,319 1,987
Hewlett Packard Enterprise  907 15
HP  624 19
NetApp  148 13
Seagate Technology Holdings  141 12
Western Digital  (1) 234 12
2,058
Total Information Technology 8,115
MATERIALS 2.4%
Chemicals 1.6%
Air Products & Chemicals  155 42

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Albemarle  85 12
Celanese  73 11
CF Industries Holdings  135 11
Corteva  502 24
Dow  490 27
DuPont de Nemours  305 23
Eastman Chemical  86 8
Ecolab  177 35
FMC  92 6
International Flavors & Fragrances  183 15
Linde  341 140
LyondellBasell Industries, Class A  184 18
Mosaic  231 8
PPG Industries  165 25
Sherwin-Williams  166 52
457
Construction Materials 0.2%
Martin Marietta Materials  44 22
Vulcan Materials  94 21
43
Containers & Packaging 0.2%
Amcor  1,012 10
Avery Dennison  58 12
Ball  224 13
International Paper  252 9
Packaging Corp. of America  65 11
Westrock  182 7
62
Metals & Mining 0.4%
Freeport-McMoRan  1,005 43
Newmont  823 34
Nucor  176 30
Steel Dynamics  108 13
120
Total Materials 682
REAL ESTATE 2.5%
Health Care Real Estate Investment
Trusts 0.2%
Healthpeak Properties, REIT  390 8
Ventas, REIT  287 14
Welltower, REIT  395 36
58
Hotel & Resort Real Estate
Investment Trusts 0.0%
Host Hotels & Resorts, REIT  500 10
10
Industrial Real Estate Investment
Trusts 0.3%
Prologis, REIT  651 87
87
Office Real Estate Investment
Trusts 0.1%
Alexandria Real Estate Equities, REIT  113 14
Shares/Par $ Value
(Cost and value in $000s)
‡
Boston Properties, REIT  105 8
22
Real Estate Management &
Development 0.2%
CBRE Group, Class A  (1) 212 20
CoStar Group  (1) 285 25
45
Residential Real Estate Investment
Trusts 0.3%
AvalonBay Communities, REIT  98 18
Camden Property Trust, REIT  78 8
Equity Residential, REIT  245 15
Essex Property Trust, REIT  46 12
Invitation Homes, REIT  409 14
Mid-America Apartment Communities,
REIT  82 11
UDR, REIT  217 8
86
Retail Real Estate Investment
Trusts 0.3%
Federal Realty Investment Trust, REIT  54 6
Kimco Realty, REIT  484 10
Realty Income, REIT  519 30
Regency Centers, REIT  118 8
Simon Property Group, REIT  233 33
87
Specialized Real Estate Investment
Trusts 1.1%
American Tower, REIT  327 70
Crown Castle, REIT  309 36
Digital Realty Trust, REIT  211 28
Equinix, REIT  67 54
Extra Space Storage, REIT  151 24
Iron Mountain, REIT  211 15
Public Storage, REIT  111 34
SBA Communications, REIT  78 20
VICI Properties, REIT  742 24
Weyerhaeuser, REIT  527 18
323
Total Real Estate 718
UTILITIES 2.3%
Electric Utilities 1.5%
Alliant Energy  184 9
American Electric Power  367 30
Constellation Energy  223 26
Duke Energy  541 53
Edison International  275 20
Entergy  151 15
Evergy  167 9
Eversource Energy  248 15
Exelon  694 25
FirstEnergy  367 13
NextEra Energy  1,444 88
NRG Energy  164 8
PG&E  1,491 27
Pinnacle West Capital  81 6

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
PPL  529 14
Southern  766 54
Xcel Energy  386 24
436
Gas Utilities 0.0%
Atmos Energy  102 12
12
Independent Power & Renewable
Electricity Producers 0.0%
AES  478 9
9
Multi-Utilities 0.7%
Ameren  187 14
CenterPoint Energy  448 13
CMS Energy  207 12
Consolidated Edison  247 22
Dominion Energy  584 27
DTE Energy  147 16
NiSource  296 8
Public Service Enterprise Group  359 22
Sempra  441 33
WEC Energy Group  227 19
186
Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities 0.1%
American Water Works  139 18
18
Total Utilities 661
Total Common Stocks (Cost $7,151) 28,268
EQUITY MUTUAL FUNDS 0.2%
iShares Core S&P 500 ETF  83 40
Total Equity Mutual Funds (Cost $28) 40
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.6%
T. Rowe Price Government Reserve
Fund, 5.42%  (2)(3) 184,028 184
184
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.229%, 5/9/24  (4) 40,000 39
39
Total Short-Term Investments (Cost
$223) 223
Total Investments in Securities
100.0% of Net Assets
(Cost $7,402) $ 28,531
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Seven-day yield
(4) At December 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 S&P 500 E-mini Index contracts 3/24 241 $ 8
Net payments (receipts) of variation margin to date (9)
Variation margin receivable (payable) on open futures contracts $ (1)

T. ROWE PRICE Equity Index 500 Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ — $ — $ 1
T. Rowe Price Government Reserve Fund, 5.42% — — 10++
Totals $ —# $ — $ 11+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Group  $ 18 $ 1 $ 2 $ 17
T. Rowe Price Government Reserve Fund, 5.42% 160   ¤   ¤ 184
Total $ 201^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $11 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $195.

T. ROWE PRICE Equity Index 500 Portfolio
December 31, 2023
Statement of Assets and Liabilities
16
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $7,402) $ 28,531
Dividends receivable 27
Receivable for investment securities sold 24
Total assets 28,582
Liabilities
Investment management and administrative fees payable 28
Payable for shares redeemed 11
Payable for investment securities purchased 1
Variation margin payable on futures contracts 1
Total liabilities 41
NET ASSETS $ 28,541
Net Assets Consist of:
Total distributable earnings (loss) $ 21,217
Paid-in capital applicable to 918,087 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 7,324
NET ASSETS $ 28,541
NET ASSET VALUE PER SHARE $ 31.09

T. ROWE PRICE Equity Index 500 Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend $ 442
    Interest 2
Total income 444
Expenses
Investment management and administrative expense 107
Waived / paid by Price Associates (3)
Net expenses 104
Net investment income 340
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 553
Futures 22
Net realized gain 575
Change in net unrealized gain / loss
Securities 5,188
Futures 13
Change in net unrealized gain / loss 5,201
Net realized and unrealized gain / loss 5,776
INCREASE IN NET ASSETS FROM OPERATIONS
$ 6,116

T. ROWE PRICE Equity Index 500 Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 340 $ 312
Net realized gain (loss) 575 (66)
Change in net unrealized gain / loss 5,201 (5,716)
Increase (decrease) in net assets from operations 6,116 (5,470)
Distributions to shareholders
Net earnings (444) (442)
Capital share transactions
*
Shares sold 2,838 2,530
Distributions reinvested 444 442
Shares redeemed (3,921) (3,082)
Decrease in net assets from capital share transactions (639) (110)
Net Assets
Increase (decrease) during period 5,033 (6,022)
Beginning of period 23,508 29,530
End of period $ 28,541 $ 23,508
*Share information (000s)
Shares sold 102 91
Distributions reinvested 15 17
Shares redeemed (135) (113)
Decrease in shares outstanding (18) (5)

T. ROWE PRICE Equity Index 500 Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Equity Index 500 Portfolio (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. At a meeting held on October 23, 2023, the fund’s Board of Directors approved the liquidation and termination of the fund. The liquidation is expected to occur on April 26, 2024 (liquidation date). Prior to the liquidation date, the assets of the fund will be liquidated at the discretion of the fund’s portfolio management and the fund will cease to pursue its investment objective. In anticipation of the liquidation, effective April 12, 2024, the fund will be closed to new insurance providers or existing shareholders to purchase fund shares.
After the liquidation date, the fund will be terminated and no longer be offered to shareholders for purchase.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Equity Index 500 Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the

T. ROWE PRICE Equity Index 500 Portfolio

Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 28,268 $ — $ — $ 28,268
Equity Mutual Funds 40 — — 40
Short-Term Investments 184 39 — 223
Total Securities 28,492 39 — 28,531
Futures Contracts* 8 — — 8
Total $ 28,500 $ 39 $ — $ 28,539
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 8
*
Total $ 8
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
December 31, 2023, securities valued at $13,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 22
Total $ 22
Change in Unrealized
Gain (Loss)
Equity derivatives $ 13
Total $ 13

T. ROWE PRICE Equity Index 500 Portfolio

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,797,000 and $4,532,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains, if any) $ 344 $ 355
Long-term capital gain 100 87
Total distributions $ 444 $ 442
($000s)
Cost of investments $ 7,660
Unrealized appreciation $ 21,322
Unrealized depreciation (451)
Net unrealized appreciation (depreciation) $ 20,871

T. ROWE PRICE Equity Index 500 Portfolio

At December 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2024 to waive a portion of its management fee in order to limit the fund’s management fee to 0.39% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price
Associates by the fund. The total management fees waived were $3,000 for the year ended December 31, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
($000s)
Undistributed ordinary income $ 67
Undistributed long-term capital gain 279
Net unrealized appreciation (depreciation) 20,871
Total distributable earnings (loss) $ 21,217

T. ROWE PRICE Equity Index 500 Portfolio

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Equity Index 500 Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc.
and Shareholders of T. Rowe Price Equity Index 500 Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Equity
Index 500 Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Equity Index 500 Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$9,000 from short-term capital gains
$100,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $405,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $390,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Equity Index 500 Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Equity Index 500 Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [209]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [209]
Board of Trustees Member and Chief Executive Officer (2019 to present), President (2018 to present), Executive
Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President and Treasurer (2005 to 2007),
EQR; Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council and Chair, Nareit 2021 Audit
and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director, Aviv REIT,
Inc. (2013 to 2015); Director, Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and
Chair of the Finance Committee, Greater Chicago Food Depository
Kellye L. Walker (1966)
2021 [209]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

T. ROWE PRICE Equity Index 500 Portfolio

INTERESTED  DIRECTORS
(a)
OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA (1972)
2022 [209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Jean-Marc Corredor (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
Price Investment Management, T. Rowe Price Services, Inc., and T. Rowe
Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant
Secretary, T. Rowe Price Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore, T. Rowe Price Investment
Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company; formerly, Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Director and President, Price Investment Management; Vice President,
T. Rowe Price Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

T. ROWE PRICE Equity Index 500 Portfolio

Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment Management, T. Rowe Price
Investment Services, Inc., and T. Rowe Price Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Charles M. Shriver, CFA (1967)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Neil Smith (1972)
Executive Vice President
Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe
Price Group, Inc., and Price International
Toby M. Thompson, CAIA, CFA (1971)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Justin P. White  (1981)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281643 E308-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$23,064	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2024